Document and Entity Information	Dec. 15, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 15, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	1-3548
Entity Registrant Name	ALLETE, Inc.
Entity Central Index Key	0000066756
Entity Incorporation, State or Country Code	MN
Entity Tax Identification Number	41-0418150
Entity Address, Address Line One	30 West Superior Street
Entity Address, City or Town	Duluth
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55802-2093
City Area Code	218
Local Phone Number	279-5000
Title of 12(b) Security	Common Stock, without par value
Trading Symbol	ALE
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false